STOCKHOLDERS' EQUITY (Schedule of Changes in Accumulated Other Comprehensive Net Losses) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance, net of tax	$ (367)	$ (396)
Other comprehensive (loss) income before reclassifications	(55)	20
Amounts reclassified from accumulated other comprehensive net losses	5	9
Total other comprehensive (loss) income, net of tax	(50)	29
Ending balance, net of tax	(417)	(367)
Foreign currency translation adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance, net of tax	(209)	(198)
Other comprehensive (loss) income before reclassifications	(37)	(11)
Amounts reclassified from accumulated other comprehensive net losses	0	0
Total other comprehensive (loss) income, net of tax	(37)	(11)
Ending balance, net of tax	(246)	(209)
Net unrealized (losses) gains on derivatives [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance, net of tax	(30)	(33)
Other comprehensive (loss) income before reclassifications	(9)	0
Amounts reclassified from accumulated other comprehensive net losses	0	3
Total other comprehensive (loss) income, net of tax	(9)	3
Ending balance, net of tax	(39)	(30)
Pension and postretirement benefit adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance, net of tax	(128)	(165)
Other comprehensive (loss) income before reclassifications	(9)	31
Amounts reclassified from accumulated other comprehensive net losses	5	6
Total other comprehensive (loss) income, net of tax	(4)	37
Ending balance, net of tax	$ (132)	$ (128)